FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 878	$ 468
Exchange rate differences and other	(72)	(54)
Financial and other income, net	$ 806	$ 414